SEGMENT INFORMATION - Each product or service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues generated from each product
Net revenues	$ 5,993,409	$ 7,613,626	$ 7,468,610
CSI Solar Segment | Solar modules
Revenues generated from each product
Net revenues	4,281,178	5,941,345	5,534,379
CSI Solar Segment | Solar system kits
Revenues generated from each product
Net revenues	398,173	679,350	538,157
CSI Solar Segment | Battery storage solutions
Revenues generated from each product
Net revenues	814,604	245,173	440,716
CSI Solar Segment | EPC and Others
Revenues generated from each product
Net revenues	181,422	250,105	133,833
Recurrent Energy Segment | Power Services
Revenues generated from each product
Net revenues	69,972	40,636	27,901
Recurrent Energy Segment | Revenue from electricity, battery energy storage operations and others
Revenues generated from each product
Net revenues	91,374	57,919	31,947
Recurrent Energy Segment | Solar power and battery energy storage asset sales
Revenues generated from each product
Net revenues	$ 156,686	$ 399,098	$ 761,677